Note 15 - IncomeTax (Detail) - Earnings before income tax by jurisdiction (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings before income tax	$ 61,237	$ 74,936	$ 77,128
Canada [Member]
Earnings before income tax	22,480	33,331	22,446
United States [Member]
Earnings before income tax	7,782	21,172	32,508
Australia [Member]
Earnings before income tax	25,800	21,791	21,698
Foreign Tax Authority [Member]
Earnings before income tax	$ 5,175	$ (1,358)	$ 476